Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Financial Instruments Owned and Pledged as Collateral [Line Items]
Investment securities pledged for acting as a collection agent of public funds	¥ 29,280,388
Reserve funds included in Cash and due from banks and Interest-earning deposits in other banks	3,128,833	¥ 2,962,933
Total assets at end of fiscal year	425,581,652	405,940,211	¥ 397,820,570
Fair value of securities accepted as collateral that is permitted to be sold or repledged	41,810,000	41,438,000
Fair value of securities accepted as collateral that was sold or repledged	28,675,000	29,714,000
Cash collateral pledged for derivative transactions included in Other assets	4,261,209	2,566,588
Cash collateral received for derivative transactions included in Other liabilities	1,417,988	¥ 1,415,939
Asset pledged as collateral without right
Financial Instruments Owned and Pledged as Collateral [Line Items]
Total assets at end of fiscal year	¥ 28,981,000